Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	Mar. 15, 2017	Oct. 20, 2015
Class of Stock [Line Items]
Treasury stock repurchased, shares	2,019,798	2,763,142
Treasury stock repurchase plan	$ 23,281,000	$ 26,718,000
Treasury stock, shares	39,497,000	37,941,000
Treasury stock, at cost	$ 1,121,071,000	$ 1,110,438,000
Maximum
Class of Stock [Line Items]
Number of shares authorized to be repurchase			$ 50,000,000	$ 50,000,000
Stock Repurchase Program
Class of Stock [Line Items]
Treasury stock, shares	39,496,765,000
Treasury stock, at cost	$ 1,086,414,000
New Stock Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, remaining authorized repurchase amount	$ 50,000,000